                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-4577

                     (Investment Company Act File Number)

                      Federated Income Securities Trust
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 4/30/05

             Date of Reporting Period: Fiscal year ended 4/30/05
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights-Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.18	$10.34	$ 9.88	$9.86		$9.45
Income From Investment Operations:
Net investment income	0.43	0.50	0.60	0.62	[1]	0.65
Net realized and unrealized gain (loss) on investments	(0.06)	(0.17)	0.46	0.02	[1]	0.41
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.33	1.06	0.64		1.06
Less Distributions:
Distributions from net investment income	(0.43)	(0.49)	(0.60)	(0.62)		(0.65)
Net Asset Value, End of Period	$10.12	$10.18	$10.34	$9.88		$9.86
Total Return [2]	3.72%	3.28%	11.08%	6.55%		11.54%

Ratios to Average Net Assets:
Expenses	0.55%	0.55%	0.55%	0.55%		0.55%
Net investment income	4.24%	4.78%	5.97%	6.16	% [1]	6.72%
Expense waiver/reimbursement [3]	0.38%	0.38%	0.38%	0.37%		0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$287,081	$264,566	$241,837	$293,262		$300,289
Portfolio turnover	57%	68%	52%	45%		43%

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.18	$10.34	$ 9.88	$9.86		$9.45
Income From Investment Operations:
Net investment income	0.41	0.47	0.58	0.59	[1]	0.63
Net realized and unrealized gain (loss) on investments	(0.06)	(0.16)	0.46	0.02	[1]	0.41
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.31	1.04	0.61		1.04
Less Distributions:
Distributions from net investment income	(0.41)	(0.47)	(0.58)	(0.59)		(0.63)
Net Asset Value, End of Period	$10.12	$10.18	$10.34	$9.88		$9.86
Total Return [2]	3.48%	3.02%	10.81%	6.29%		11.26%

Ratios to Average Net Assets:
Expenses	0.79%	0.80%	0.80%	0.80%		0.81%
Net investment income	4.00%	4.53%	5.69%	5.91	% [1]	6.46%
Expense waiver/reimbursement [3]	0.38%	0.38%	0.38%	0.37%		0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,722	$68,292	$56,080	$43,461		$36,206
Portfolio turnover	57%	68%	52%	45%		43%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$ 1,007.10	$ 2.74
Institutional Service Shares	$1,000	$1,005.90	$3.88
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.07	$2.76
Institutional Service Shares	$1,000	$1,020.93	$3.91

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.55%
Institutional Service Shares	0.78%

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 3.72% for Institutional Shares and 3.48% for Institutional Service Shares. The total return consisted of 4.31% income and (0.59%) depreciation for Institutional Shares and 4.07% income and (0.59%) depreciation for Institutional Service Shares. The total return of the Lehman Brothers U.S. Intermediate Credit Index, a broad-based securities market index (LBIC) was 3.79% during the 12-month reporting period. 1 The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs, and other expenses which were not reflected in the total return of the LBIC.

The most significant factors affecting the fund's performance relative to the LBIC were: (a) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); (b) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); and (c) the credit ratings of portfolio securities (which indicates the risk that securities will default).

For purposes of the following, the discussion will focus on the performance of the fund's Institutional Shares.

1 The Lehman Brothers U.S. Intermediate Credit Index (LBIC) is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. Investments cannot be made in an index.

MARKET OVERVIEW

During the 12-month reporting period, the direction of changes in interest rates on high-quality bonds were mixed. As compared to the beginning of the reporting period, interest rates increased for high-quality bonds with maturities of three to ten years (i.e., "intermediate maturity bonds"). This rise in rates resulted in price depreciation for intermediate maturity bonds (since the price of a bond moves in the opposite direction of market interest rates). As points of reference, the interest rates on the 3-year and 5-year U.S. Treasury notes increased by 0.94% (94 basis points) and 0.27% (27 basis points), respectively. The rate increases in the intermediate part of the yield curve were due in part to the fact that: a) the Federal Reserve raised its target for the fed funds rates during seven consecutive meetings; and b) the economy continued in a growth pattern, which in turn raised fears of inflation. Notwithstanding the rise in intermediate term interest rates described above for the reporting period as a whole, there were two periods of the fiscal year--June/July 2004 and April 2005--during which market interest rates in this part of the yield curve declined. In these months, prices on high-quality, intermediate maturity bonds sharply increased in response the decline in interest rates. Finally, interest rates for high-quality bonds with maturities in excess of ten years were lower at the end of the reporting period than at the beginning of the reporting period, which resulted in price appreciation for those long maturity bonds.

Within the investment grade corporate bond sector, higher credit-quality bonds performed better than lower credit-quality bonds. Furthermore, the outperformance of higher credit-quality corporate bonds was most pronounced during the two periods of the fiscal year during which market interest rates on intermediate term bonds declined.

MATURITY AND YIELD CURVE

During the reporting period, the Fund's maturity and yield curve strategy focused on overweighting bonds with maturities of less than 2 years and underweighting bonds with maturities of 3 to 10 years, relative to the LBIC. Additionally, the Fund also invested in bonds with maturities greater than 10 years, a maturity range that is not represented in the LBIC. The Fund's yield curve strategy made the biggest contribution to Fund performance during the 12-month reporting period.

DURATION 2

During the reporting period, the Fund's duration was shorter than the duration of the LBIC. Overall, this duration strategy detracted from fund performance relative to the LBIC (when combined with the "Credit Ratings" strategy described below) since the Fund did not benefit as much as the LBIC from the decline in market interest rates (and resulting price appreciation for higher credit-quality corporate bonds) in periods of June/July 2004 and April 2005.

CREDIT RATINGS

The Fund owned more lower credit-quality corporate bonds than the LBIC. This position detracted from Fund performance relative to the LBIC.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

GROWTH OF A $25,000 INVESTMENT IN FEDERATED INTERMEDIATE CORPORATE BOND FUND - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Intermediate Corporate Bond Fund (Institutional Shares) (the "Fund") from April 30, 1995 to April 30, 2005, compared to the Lehman Brothers U.S. Intermediate Credit Index (LBIC) 2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA). 3

Average Annual Total Return for the Period Ended 4/30/2005
1 Year	3.72%
5 Years	7.18%
10 Years	6.76%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIC and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBIC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $25,000 INVESTMENT IN FEDERATED INTERMEDIATE CORPORATE BOND FUND - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Intermediate Corporate Bond Fund (Institutional Service Shares) (the "Fund") from April 30, 1995 to April 30, 2005, compared to the Lehman Brothers U.S. Intermediate Credit Index (LBIC) 2 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA). 3

Average Annual Total Return for the Period Ended 4/30/2005
1 Year	3.48%
5 Years	6.91%
10 Years	6.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIC and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBIC is not adjusted to reflect sales charges, expenses, or other fees that SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Corporate Debt Securities	90.9%
U.S. Treasury Securities	2.6%
Foreign Government Debt Securities	1.2%
Preferred Stock	1.1%
Asset-Backed Securities	0.6%
Municipals	0.4%
Cash Equivalents [2]	1.9%
Other Assets and Liabilities--Net [3]	1.3%
TOTAL	100.0%

At April 30, 2005, the Fund's credit-quality ratings composition 4 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets		Moody's Long-Term Ratings as Percentage of Total Net Assets
AAA	7.3%	Aaa	7.3%
AA	1.8%	Aa	8.1%
A	30.2%	A	31.3%
BBB	52.9%	Baa	47.2%
BB	2.8%	Ba	2.3%
B	0.0%	B	0.0%
Not rated by S&P 5	1.8%	Not rated by Moody's 5	0.6%
Cash Equivalents [2]	1.9%	Cash Equivalents [2]	1.9%
Other Assets and Liabilities--Net [3]	1.3%	Other Assets and Liabilities--Net [3]	1.3%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these types of securities.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

4 These tables depict the long-term credit quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investor Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit quality ratings in the Fund's Statement of Additional Information.

5 Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Portfolio of Investments

April 30, 2005

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.6%
		Credit Card--0.4%
$1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	$1,526,775
		Home Equity Loan--0.2%
331,393	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	334,707
297,728		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	297,692
		TOTAL	632,399
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,125,945)	2,159,174
		CORPORATE BONDS--90.9%
		Basic Industry - Chemicals--0.7%
10,000		Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005	10,005
1,140,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	1,125,690
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	31,590
1,175,000		Praxair, Inc., 6.625%, 10/15/2007	1,244,078
		TOTAL	2,411,363
		Basic Industry - Metals & Mining--2.5%
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.69%, 3/1/2006	2,052,760
1,000,000		Barrick Gold Corp., 4.875%, 11/15/2014	999,530
500,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	533,380
950,000		Inco Ltd., 5.70%, 10/15/2015	982,080
1,560,000		Newmont Mining Corp., 5.875%, 4/1/2035	1,591,387
500,000		Noranda, Inc., 6.00%, 10/15/2015	507,421
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	878,341
1,200,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,277,904
		TOTAL	8,822,803
		Basic Industry - Paper--1.8%
350,000		International Paper Co., 4.25%, 1/15/2009	342,118
350,000		International Paper Co., 5.50%, 1/15/2014	350,179
25,000		International Paper Co., Note, 6.50%, 11/15/2007	26,100
Principal Amount			Value
		CORPORATE BONDS--continued
		Basic Industry - Paper--continued
$2,430,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	$2,751,917
1,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,158,770
1,700,000		Weyerhaeuser Co., Note, 6.75%, 3/15/2012	1,816,688
		TOTAL	6,445,772
		Capital Goods - Aerospace & Defense--0.8%
15,000		Boeing Co., Unsecd. Note, 6.625%, 6/1/2005	15,043
1,800,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,858,018
860,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	862,270
		TOTAL	2,735,331
		Capital Goods - Building Materials--0.8%
650,000		CRH America, Inc., 5.30%, 10/15/2013	663,221
2,000,000		Masco Corp., Note, 6.75%, 3/15/2006	2,051,200
		TOTAL	2,714,421
		Capital Goods - Diversified Manufacturing--2.1%
860,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	993,300
760,000		Emerson Electric Co., 4.50%, 5/1/2013	750,964
500,000	[1]	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033	572,500
500,000		Kennametal, Inc., 7.20%, 6/15/2012	557,810
2,000,000		Tyco International Group, Company Guarantee, 6.375%, 10/15/2011	2,170,180
1,400,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,426,306
1,000,000		Tyco International Group, Note, 5.80%, 8/1/2006	1,020,850
		TOTAL	7,491,910
		Capital Goods - Environmental--1.1%
425,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	452,119
1,000,000		Waste Management, Inc., 7.375%, 8/1/2010	1,120,930
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,235,500
		TOTAL	3,808,549
		Communications - Media & Cable--3.9%
1,600,000		Comcast Corp., 6.375%, 1/30/2006	1,630,832
800,000		Comcast Corp., 7.125%, 6/15/2013	914,920
3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	3,729,530
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--continued
$2,000,000		Continental Cablevision, Sr. Note, 8.30%, 5/15/2006	$2,089,400
925,000	[1]	Cox Communications, Inc., 4.625%, 1/15/2010	912,250
1,045,000	[1]	Cox Communications, Inc., 5.45%, 12/15/2014	1,043,000
2,520,000	[1]	Grupo Televisa S.A., 6.625%, 3/18/2025	2,462,015
750,000		Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	770,415
		TOTAL	13,552,362
		Communications - Media Noncable--3.3%
2,000,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	2,265,980
2,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	2,033,480
1,500,000		New York Times Co., 4.50%, 3/15/2010	1,504,800
1,180,000		New York Times Co., 5.00%, 3/15/2015	1,195,352
500,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	632,082
3,700,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	3,798,309
		TOTAL	11,430,003
		Communications - Telecom Wireless--3.7%
3,350,000		AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006	3,446,413
8,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	8,175,240
1,140,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	1,351,796
		TOTAL	12,973,449
		Communications - Telecom Wirelines--5.5%
1,310,000		BellSouth Corp., 5.20%, 9/15/2014	1,328,274
1,450,000		CenturyTel, Inc., 8.375%, 10/15/2010	1,664,078
2,675,000		Citizens Communications Co., 9.00%, 8/15/2031	2,695,063
1,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	1,023,300
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	101,607
1,500,000	[1]	KT Corp., Note, 5.875%, 6/24/2014	1,574,970
1,200,000		SBC Communications, Inc., 5.10%, 9/15/2014	1,203,432
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	3,198,438
2,000,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	1,971,900
4,000,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	4,496,000
		TOTAL	19,257,062
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--10.2%
$2,000,000		DaimlerChrysler North America Holding Corp., Note, 4.75%, 1/15/2008	$1,978,160
7,500,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	7,587,735
9,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	9,002,727
250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2011	230,040
150,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	146,748
1,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	862,634
1,500,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	1,506,968
11,000,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	11,083,281
990,000		General Motors Corp., Note, 8.375%, 7/15/2033	755,233
860,000	[1]	Harley Davidson, Inc., 3.625%, 12/15/2008	830,579
1,760,000	[1]	Nissan Motor Acceptance Corp, 4.625%, 3/8/2010	1,748,613
		TOTAL	35,732,718
		Consumer Cyclical - Entertainment--2.2%
3,000,000		AOL Time Warner, Inc., 6.15%, 5/1/2007	3,109,920
1,000,000		AOL Time Warner, Inc., Note, 6.875%, 5/1/2012	1,116,910
1,400,000		Carnival Corp., 3.75%, 11/15/2007	1,383,186
180,000		International Speedway Corp., 4.20%, 4/15/2009	177,255
940,000		International Speedway Corp., 5.40%, 4/15/2014	963,761
1,000,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	1,049,340
		TOTAL	7,800,372
		Consumer Cyclical - Retailers--0.9%
1,050,000		CVS Corp., 5.625%, 3/15/2006	1,067,535
495,330	[1]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	505,403
1,000,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	980,750
400,000		Target Corp., 5.40%, 10/1/2008	415,424
		TOTAL	2,969,112
		Consumer Cyclical - Services--0.9%
500,000		Adecco SA, Sr. Note, 7.00%, 3/15/2006	507,451
2,025,000		Boston University, 7.625%, 7/15/2097	2,470,385
		TOTAL	2,977,836
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--2.1%
$2,000,000		Anheuser-Busch Cos., Inc., Deb., 7.00%, 12/1/2025	$2,151,780
700,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	689,108
1,300,000		General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006	1,274,754
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	6,200
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	101,310
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,049,370
2,000,000		Kraft Foods, Inc., Note, 4.625%, 11/1/2006	2,016,720
		TOTAL	7,289,242
		Consumer Non-Cyclical Healthcare--1.5%
2,000,000		Anthem, Inc., 6.80%, 8/1/2012	2,237,900
840,000		Boston Scientific Corp., 5.45%, 6/15/2014	872,919
2,000,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,040,100
		TOTAL	5,150,919
		Consumer Non-Cyclical Pharmaceuticals--0.5%
580,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	666,484
1,000,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,039,100
		TOTAL	1,705,584
		Consumer Non-Cyclical Supermarkets--0.3%
450,000		Kroger Co., 7.25%, 6/1/2009	492,390
675,000		Kroger Co., Company Guarantee, 7.45%, 3/1/2008	730,350
		TOTAL	1,222,740
		Consumer Non-Cyclical Tobacco--0.3%
375,000		Altria Group, Inc., 5.625%, 11/4/2008	388,256
750,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	762,570
		TOTAL	1,150,826
		Energy - Independent--3.6%
1,000,000		Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006	1,042,370
1,970,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,935,899
5,000,000		Devon Energy Corp., Sr. Note, 2.75%, 8/1/2006	4,923,700
850,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	878,730
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,560,870
1,495,800	[1]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,449,475
600,000	[1]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	604,500
		TOTAL	12,395,544
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--2.1%
$10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	$12,320
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,907,926
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	781,065
1,650,000		Petro-Canada, Note, 5.00%, 11/15/2014	1,652,343
1,100,000	[1]	Statoil ASA, 5.125%, 4/30/2014	1,130,668
		TOTAL	7,484,322
		Energy - Refining--0.6%
2,170,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	2,091,793
		Financial Institution - Banking--10.9%
1,250,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	1,310,787
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,263,967
1,000,000		Chase Manhattan Corp., Note, 6.375%, 2/15/2008	1,055,950
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	2,117,760
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,379,741
1,500,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	1,517,775
660,000		HSBC Finance Corp., 4.75%, 4/15/2010	662,435
3,000,000		Household Finance Corp., Note, 6.50%, 1/24/2006	3,060,900
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,330,670
1,600,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	1,613,440
2,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	1,993,560
750,000		Northern Trust Corp., 4.60%, 2/1/2013	745,530
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	756,742
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,120,940
3,822,222	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	4,613,384
1,300,000		Regions Financial Corp., 4.375%, 12/1/2010	1,286,896
200,000		SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007	214,570
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	1,048,782
1,770,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	1,787,204
1,420,000		US Banc Cap I, Company Guarantee, 8.27%, 12/15/2026	1,603,123
1,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,487,505
1,100,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	1,094,335
500,000		Washington Mutual Bank FA, 5.125%, 1/15/2015	499,310
1,200,000		Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	1,329,828
2,000,000		Washington Mutual Finance Corp., Sr. Note, 8.25%, 6/15/2005	2,011,460
		TOTAL	37,906,594
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--8.4%
$2,550,000		Amvescap PLC, Note, 4.50%, 12/15/2009	$2,512,897
6,000,000		Bear Stearns Cos., Inc., 6.50%, 5/1/2006	6,160,140
3,000,000	[1]	FMR Corp., 4.75%, 3/1/2013	2,962,860
900,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	1,131,858
500,000		Franklin Resources, Inc., 3.70%, 4/15/2008	491,515
1,000,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,059,220
1,250,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	1,306,988
1,875,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,975,894
3,500,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	3,464,790
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	15,551
5,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	5,104,650
2,250,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	2,306,813
699,846	[1]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	757,646
		TOTAL	29,250,822
		Financial Institution - Finance Noncaptive--2.8%
1,300,000	[1]	Berkshire Hathaway, Inc., 4.85%, 1/15/2015	1,283,984
1,020,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	1,094,119
1,500,000		General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008	1,702,305
3,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.50%, 6/20/2006	3,082,680
2,650,000		SLM Corp., Floating Rate Note, 3.941%, 12/15/2014	2,610,250
		TOTAL	9,773,338
		Financial Institution - Insurance - Life--1.0%
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	2,056,500
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,328,423
		TOTAL	3,384,923
		Financial Institution - Insurance - P&C--1.8%
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	890,933
3,500,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	3,427,865
1,000,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	1,012,930
1,000,000		St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007	1,060,490
		TOTAL	6,392,218
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--1.9%
$2,000,000		Archstone-Smith Trust, 5.00%, 8/15/2007	$2,031,600
1,750,000		EOP Operating LP, 8.375%, 3/15/2006	1,816,290
2,800,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	2,815,904
		TOTAL	6,663,794
		Foreign-Local-Government--0.7%
2,180,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	2,388,277
		Municipal Services--0.2%
560,000	[1]	Army Hawaii Family Housing, 5.524%, 6/15/2050	576,447
		Sovereign--1.9%
3,800,000		KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007	3,718,490
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,242,570
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,592,250
		TOTAL	6,553,310
		Technology--1.8%
1,500,000		Computer Sciences Corp., 7.375%, 6/15/2011	1,695,525
2,500,000		Deluxe Corp., 5.125%, 10/1/2014	2,408,775
2,000,000		Unisys Corp., 8.125%, 6/1/2006	2,050,000
		TOTAL	6,154,300
		Transportation - Airlines--0.7%
776,933		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	850,781
1,000,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,075,990
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	498,623
		TOTAL	2,425,394
		Transportation - Railroads--1.3%
480,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	479,702
822,917		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	979,995
1,820,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	1,946,981
1,330,000		Union Pacific Corp., 4.875%, 1/15/2015	1,319,067
		TOTAL	4,725,745
		Transportation - Services--0.9%
3,100,000		FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007	3,012,518
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Electric--4.8%
$2,000,000		Alabama Power Co., 2.80%, 12/1/2006	$1,965,240
963,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	985,572
740,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	741,029
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,593,084
2,000,000		FirstEnergy Corp., 5.50%, 11/15/2006	2,037,736
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	1,007,590
1,350,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,639,211
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,447,060
2,505,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,457,756
900,000		Scottish Power PLC, 4.91%, 3/15/2010	912,969
		TOTAL	16,787,247
		Utility - Natural Gas Pipelines--0.4%
1,400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,380,008
		TOTAL CORPORATE BONDS (IDENTIFIED COST $313,458,870)	316,988,968
		GOVERNMENTS AGENCIES--1.2%
		Sovereign--1.2%
3,600,000		United Mexican States, Note, 9.875%, 2/1/2010 (IDENTIFIED COST $4,304,306)	4,298,400
		MUNICIPALS--0.4%
		Consumer Cyclical - Services--0.4%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $1,130,028)	1,185,965
		PREFERRED STOCKS--1.1%
		Financial Institution - Banking--1.1%
70,000		Citigroup, Inc., Cumulative Pfd., Series F (IDENTIFIED COST $3,343,620)	3,729,691
		U.S. TREASURY--2.6%
9,038,520		U.S. Treasury Inflation Protected Note, Series A-2015, 1.625%, 1/15/2015 (IDENTIFIED COST $8,976,729)	9,065,364
Principal Amount			Value
		REPURCHASE AGREEMENT--1.9%
$6,694,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.970%, dated 4/29/2005 to be repurchased at $6,695,657 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448 (AT AMORTIZED COST)	$6,694,000
		TOTAL INVESTMENTS--98.7% (IDENTIFIED COST $340,033,498) [2]	344,121,562
		OTHER ASSETS AND LIABILITIES - NET--1.3%	4,680,618
		TOTAL NET ASSETS--100%	$348,802,180

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $33,369,359 which represents 9.6% of total net assets.

2 The cost of investments for federal tax purposes amounts to $340,033,498.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005

Assets:
Total investments in securities, at value (identified cost $340,033,498)		$344,121,562
Cash		835
Income receivable		5,404,040
Receivable for shares sold		350,032
TOTAL ASSETS		349,876,469
Liabilities:
Payable for shares redeemed	$382,260
Income distribution payable	593,764
Payable for transfer and dividend disbursing agent fees and expenses	40,241
Payable for shareholder services fee (Note 5)	12,462
Accrued expenses	45,562
TOTAL LIABILITIES		1,074,289
Net assets for 34,464,018 shares outstanding		$348,802,180
Net Assets Consist of:
Paid-in capital		$348,606,749
Net unrealized appreciation of investments		4,088,064
Accumulated net realized loss on investments		(3,932,569)
Undistributed net investment income		39,936
TOTAL NET ASSETS		$348,802,180
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$287,080,518 ÷ 28,365,351 shares outstanding, no par value, unlimited shares authorized		$10.12
Institutional Service Shares:
$61,721,662 ÷ 6,098,667 shares outstanding, no par value, unlimited shares authorized		$10.12

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2005

Investment Income:
Interest (including income on securities loaned of $16,477)			$16,135,956
Dividends			222,775
TOTAL INCOME			16,358,731
Expenses:
Investment adviser fee (Note 5)		$1,706,087
Administrative personnel and services fee (Note 5)		273,889
Custodian fees		15,827
Transfer and dividend disbursing agent fees and expenses (Note 5)		109,083
Directors'/Trustees' fees		2,744
Auditing fees		16,288
Legal fees		5,949
Portfolio accounting fees		96,410
Distribution services fee--Institutional Service Shares (Note 5)		148,759
Shareholder services fee--Institutional Shares (Note 5)		704,284
Shareholder services fee--Institutional Service Shares (Note 5)		140,878
Share registration costs		38,838
Printing and postage		24,007
Insurance premiums		17,446
Miscellaneous		4,792
TOTAL EXPENSES		3,305,281
Waivers (Note 5):
Waiver of investment adviser fee	$(396,573)
Waiver of administrative personnel and services fee	(13,881)
Waiver of transfer and dividend disbursing agent fees and expenses	(7,713)
Waiver of distribution services fee--Institutional Service Shares	(148,759)
Waiver of shareholder services fee--Institutional Shares	(704,284)
TOTAL WAIVERS		(1,271,210)
Net expenses			2,034,071
Net investment income			14,324,660
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,232,647
Net change in unrealized appreciation of investments			(3,508,538)
Net realized and unrealized loss on investments			(2,275,891)
Change in net assets resulting from operations			$12,048,769

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,324,660	$14,681,181
Net realized gain on investments	1,232,647	4,199,751
Net change in unrealized appreciation/depreciation of investments	(3,508,538)	(9,677,568)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,048,769	9,203,364
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,973,319)	(11,903,204)
Institutional Service Shares	(2,387,978)	(2,740,182)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,361,297)	(14,643,386)
Share Transactions:
Proceeds from sale of shares	154,689,754	168,328,892
Net asset value of shares issued to shareholders in payment of distributions declared	6,700,047	6,633,136
Cost of shares redeemed	(143,132,477)	(134,582,019)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,257,324	40,380,009
Change in net assets	15,944,796	34,939,987
Net Assets:
Beginning of period	332,857,384	297,917,397
End of period (including undistributed net investment income of $39,936 and $76,573, respectively)	$348,802,180	$332,857,384

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,640,018	$118,226,586	11,528,168	$119,419,226
Shares issued to shareholders in payment of distributions declared	471,485	4,792,856	419,192	4,325,181
Shares redeemed	(9,731,629)	(98,853,022)	(9,343,686)	(96,598,697)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,379,874	$24,166,420	2,603,674	$27,145,710

Year Ended April 30	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,579,630	$36,463,168	4,728,953	$48,909,666
Shares issued to shareholders in payment of distributions declared	187,640	1,907,191	223,586	2,307,955
Shares redeemed	(4,376,034)	(44,279,455)	(3,667,231)	(37,983,322)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(608,764)	$(5,909,096)	1,285,308	$13,234,299
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,771,110	$18,257,324	3,888,982	$40,380,009

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to the reversal of prior year discount accretion/premium amortization on debt securities.

For the year ended April 30, 2005 permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gains
$(28,864)	$28,864

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2005 and 2004 was as follows:

	2005	2004
Ordinary income [1]	$14,361,297	$14,643,386

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$633,700
Net unrealized appreciation	$4,088,064
Capital loss carryforward	$3,932,569

At April 30, 2005, the cost of investments for federal tax purposes was $340,033,498. The net unrealized appreciation of investments for federal tax purposes was $4,088,064. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,116,951 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,028,887.

At April 30, 2005, the Fund had a capital loss carryforward of $3,932,569 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,875,749
2011	$2,056,820

The Fund used capital loss carryforwards of $1,232,647 to offset capital gains realized during the year ended April, 30, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended April 30, 2005, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Services Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $14,620, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended April 30, 2005, were as follows:

Purchases	$139,622,652
Sales	$90,434,871

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended April 30, 2005, 1.30% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended April 30, 2005, 1.68% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:

We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the "Fund"), one of the portfolios constituting the Federated Income Securities Trust, including the portfolio of investments, as of April 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, a portfolio of Federated Income Securities Trust, at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 8, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1986	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

G00715-02 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Institutional Service Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.47	$8.56	$8.70	$8.74		$8.52
Income From Investment Operations:
Net investment income	0.26	0.25	0.35	0.47	[1]	0.56
Net realized and unrealized gain (loss) on investments	(0.08)	(0.10)	(0.14)	(0.05	) [1]	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.15	0.21	0.42		0.78
Less Distributions:
Distributions from net investment income	(0.26)	(0.24)	(0.35)	(0.46)		(0.56)
Net Asset Value, End of Period	$8.39	$8.47	$8.56	$8.70		$8.74
Total Return [2]	2.14%	1.81%	2.46%	4.90%		9.39%

Ratios to Average Net Assets:
Expenses	0.56%	0.56%	0.56%	0.57%		0.56%
Net investment income	3.03%	3.00%	3.96%	5.30	% [1]	6.41%
Expense waiver/reimbursement [3]	0.31%	0.30%	0.26%	0.28%		0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$156,173	$185,337	$236,394	$236,307		$193,030
Portfolio turnover	30%	38%	69%	29%		43%

1 Effective May 1, 2001, the Fund adopted provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.32% to 5.30%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$8.47	$8.56	$8.70	$8.74		$8.52
Income From Investment Operations:
Net investment income	0.24	0.23	0.33	0.45	[1]	0.53
Net realized and unrealized gain (loss) on investments	(0.08)	(0.10)	(0.14)	(0.05	) [1]	0.22
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.13	0.19	0.40		0.75
Less Distributions:
Distributions from net investment income	(0.24)	(0.22)	(0.33)	(0.44)		(0.53)
Net Asset Value, End of Period	$8.39	$8.47	$8.56	$8.70		$8.74
Total Return [2]	1.96%	1.56%	2.21%	4.64%		9.12%

Ratios to Average Net Assets:
Expenses	0.73%	0.81%	0.81%	0.82%		0.81%
Net investment income	2.93%	2.75%	3.71%	5.05	% [1]	6.16%
Expense waiver/reimbursement [3]	0.32%	0.30%	0.26%	0.28%		0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,708	$19,130	$34,864	$24,121		$18,145
Portfolio turnover	30%	38%	69%	29%		43%

1 Effective May 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.07% to 5.05%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 4/30/2005	[1]
Net Asset Value, Beginning of Period	$8.47
Income From Investment Operations:
Net investment income	0.19
Net realized and unrealized gain (loss) on investments	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.11
Less Distributions:
Distributions from net investment income	(0.19)
Net Asset Value, End of Period	$8.39
Total Return [2]	1.34%

Ratios to Average Net Assets:
Expenses	0.35	% [3]
Net investment income	3.42	% [3]
Expense waiver/reimbursement [4]	0.27	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$72,984
Portfolio turnover	30	% [5]

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended April 30, 2005.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,004.70	$2.73
Institutional Service Shares	$1,000	$1,003.90	$3.43
Class Y Shares	$1,000	$1,005.70	$1.74
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.07	$2.76
Institutional Service Shares	$1,000	$1,021.37	$3.46
Class Y Shares	$1,000	$1,023.06	$1.76

1 Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.55%
Institutional Service Shares	0.69%
Class Y Shares	0.35%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, was 2.14% for Institutional Shares and 1.96% for Institutional Service Shares for the 12-month reporting period. The total return of the fund's Class Y Shares, which began operations on August 26, 2004, was 1.34%. 1 The total return of the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), a broad-based securities market index was 1.62%. For purpose of evaluating the Fund's performance, the Fund's investment adviser uses a custom blended index (the "Index"), which is a composite of four separate unmanaged indices that each track a particular type of fixed-income security (referred to as a "sector") and are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The four component indices are the Merrill Lynch 1-3 Year Corporate Index 2 (30% weighting in the Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index 3 (30% weighting in the Index), Merrill Lynch 0-3 Year Mortgage-Backed Securities Index 4 (20% weighting in the Index), and the Merrill Lynch 1-3 Year Treasury/Agency Index 5 (20% weighting in the Index). During the reporting period, the total return of the Index was 2.01%. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the ML1-3STC or the Index. Additionally, the ML1-3STC and the Index may include securities that are not readily available for purchase in the market.

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

2 The Merrill Lynch 1-3 Year Corporate Index is an unmanaged index that tracks the performance of U.S. dollar-denominated investment grade public debt issued in the U.S. domestic bond market. Qualifying bonds must have at least one year but less than three years remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $150 million.

3 The Merrill Lynch 0-3 Year Fixed Rate Asset Backed Index is an unmanaged index that tracks the performance of U.S. dollar-denominated, asset-backed securities having a fixed coupon, a minimum amount outstanding of $25 million (per tranche), an investment grade credit rating (based on a composite of Moody's, Fitch, and Standard and Poor's) and a weighted average life less than three years.

4 The Merrill Lynch 0-3 Year Mortgage Index is an unmanaged index that tracks the performance of U.S. dollar-denominated 30-year, 15-year and balloon pass-through mortgage securities having at least $150 million outstanding per generic production year and a weighted average life less than three years. A generic production year is defined as the aggregation of all mortgage pools having a common issuer (Ginnie Mae, Fannie Mae, Freddie Mac, etc.), type (30-year single family, 15-year single family, etc.), coupon and production year (the year the underlying mortgages were issued).

5 The Merrill Lynch 1-3 Year Treasury/Agency Index is an unmanaged index that tracks the performance of the combined U.S. Treasury and U.S. Agency markets. It includes U.S. dollar-denominated U.S. Treasury and U.S. Agency bonds, issued in the U.S. domestic bond market, having at least one year but less than three years remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. Agencies. Investments cannot be made in an index.

The most significant factors affecting the fund's performance relative to the Index were: (1) the fund's interest rate exposure (as measured by its duration, a general measure of a portfolio's sensitivity to interest rates); (2) the allocation of the portfolio among the four sectors represented in the Index (corporate bonds, asset-backed securities (ABS), mortgage-backed securities (MBS), and U.S. Treasury/ Agency securities); and (3) the selection of individual securities within the ABS sector. The remainder of this discussion will focus on the performance of the fund's Institutional Shares, which had a total return over the reporting period consisting of 3.08% of income and (0.94)% of capital gain appreciation.

MARKET OVERVIEW

During the 12-month reporting period, the Federal Reserve Board (the "Fed") increased short-term interest rates. In conjunction with these Fed increases, the yields on U.S. Treasury bonds with maturities of seven years or less generally rose, and their prices fell. Additionally, due to the improving economic conditions over the reporting period, credit sensitive securities (such as non-investment grade corporate bonds) performed better than non-credit sensitive securities (such as U.S. Treasury/Agency securities). In this market environment, corporate bonds, ABS, and MBS sectors performed better than the Treasury/Agency sector.

MATURITY

Fund duration was less than the duration of the Index during the period under review. 6 As a result, the rise in short-term market interest rates detracted from the performance of the fund less than it did from the performance of the Index. At the end of the reporting period, duration (as calculated by the Adviser) stood at 1.31 years for the fund versus 1.42 years for the Index.

SECTOR ALLOCATION

During the reporting period, relative to the Index the fund benefited from its overweight position in corporate bonds (36% of the fund's portfolio as of April 30, 2005) and underweight position in U.S. Treasury/Agency securities (15% of the fund's portfolio as of April 30, 2005). Within the corporate bond sector, the fund's allocation to non-investment grade corporate bonds (an asset class that is not represented in the Index) also benefited fund performance. However, the fund's underweight position in MBS (18% of the fund's portfolio as of April 30, 2005) and holdings in adjustable rate mortgage-backed securities (an asset class that is not represented in the Index) detracted from its performance relative to the Index.

SECURITY SELECTION

Within the ABS sector, the following specific holdings contributed to the fund's performance: securities issued out of the Bayview Financial Acquisition Trust Series 1998-1; a security issued out of the Residential Asset Mortgage Products Trust Series 2003-RS10; and two separate bonds backed by manufactured housing collateral issued by Green Tree Acceptance Corporation.

6 Duration is a measure of a security's price sensitivity to change in interest rates. Securities with longer durations are more sensitive to change in interest rates than securities of shorter durations.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Income Fund (Institutional Shares) (the "Fund") from April 30, 1995 to April 30, 2005, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Return for the Period Ended 4/30/2005
1 Year	2.14%
5 Years	4.10%
10 Years	5.11%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C, and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Short-Term Income Fund (Institutional Service Shares) (the "Fund") from April 30, 1995 to April 30, 2005, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Return for the Period Ended 4/30/2005
1 Year	1.96%
5 Years	3.86%
10 Years	4.86%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C, and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $5,000,000 INVESTMENT - CLASS Y SHARES

The graph below illustrates the hypothetical investment of $5,000,000 1 in Federated Short-Term Income Fund (Class Y Shares) (the "Fund") from August 26, 2004 (start of performance) to April 30, 2005, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC), 2 the 0-3 Year Composite Index (0-3C) 3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA). 4

Average Annual Total Return for the Period Ended 4/30/2005
Start of Performance (8/26/2004)	1.34%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $5,000,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC, 0-3C, and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The 0-3C is a composite index of four separate indexes which track various security types. The four component indexes, which are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc., consist of the Merrill Lynch 1-3 Year Corporate index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged, and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

4 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At April 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	51.3%	Aaa	51.3%
AA	6.4%	Aa	7.9%
A	18.7%	A	17.9%
BBB	15.4%	Baa	13.8%
BB	0.7%	Ba	0.6%
B	1.5%	B	1.3%
CCC	0.3%	Caa	0.5%
D	1.1%	Ca	0.0%
Not Rated by S&P 3	3.4%	Not Rated by Moody's 3	5.5%
Securities Lending Collateral [4]	7.7%	Securities Lending Collateral [4]	7.7%
Cash Equivalents [5]	0.5%	Cash Equivalents [5]	0.5%
Other Assets and Liabilities--Net [6]	(7.0)%	Other Assets and Liabilities--Net [6]	(7.0)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 0.9% are other fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

4 Cash collateral received from lending portfolio securities which is invested in repurchase agreements or money market mutual funds.

5 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

6 See Statement of Assets and Liabilities.

At April 30, 2005, the Fund's portfolio composition 7 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	35.7%
Asset-Backed Securities	30.0%
Mortgage-Backed Securities [8]	18.6%
U.S. Treasury and Agency Securities [9]	14.5%
Securities Lending Collateral [4]	7.7%
Cash Equivalents [5]	0.5%
Other Assets and Liabilities--Net [6]	(7.0)%
TOTAL	100.0%

7 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

8 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

9 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by GSEs.

Portfolio of Investments

April 30, 2005

Principal Amount			Value
		ADJUSTABLE-RATE MORTGAGES--3.7%
		Federal Home Loan Mortgage Corporation--0.1%
$133,888	[1]	FHLMC ARM 606116, 30 Year, 4.122%, 9/1/2019	$136,714
146,529	[1]	FHLMC ARM 785167, 30 Year, 3.876%, 12/1/2018	149,650
		TOTAL	286,364
		Federal National Mortgage Association--3.6%
2,708,787	[1]	FNMA ARM 544843, 4.119%, 10/1/2027	2,761,749
2,048,947	[1]	FNMA ARM 544852, 3.992%, 4/1/2028	2,089,393
1,621,677	[1]	FNMA ARM 544884, 3.986%, 5/1/2034	1,654,041
5,454,353	[1]	FNMA ARM 556379, 3.571%, 5/1/2040	5,522,189
1,069,054	[1]	FNMA ARM 556388, 3.571%, 5/1/2040	1,081,519
		TOTAL	13,108,891
		Government National Mortgage Association--0.0%
66,896	[1]	GNMA ARM 8902, 30 Year, 3.375%, 1/20/2022	67,766
		TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $13,447,638)	13,463,021
		ASSET-BACKED SECURITIES--30.0%
		Auto Receivables--12.6%
2,000,000		Americredit Automobile Receivable Trust 2005-AX, Class A3, 3.63%, 1/6/2010	1,980,480
1,224,860		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	1,233,814
3,000,000		Americredit Automobile Receivables Trust 2004-1, Class A3, 3.22%, 7/6/2008	2,985,417
4,000,000		BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008	3,965,200
1,500,000		BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011	1,511,250
3,000,000		Capital Auto Receivables Asset Trust 2003-3, Class A2A, 2.35%, 10/16/2006	2,986,244
2,500,000		Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	2,462,427
827,965		Chase Manhattan Auto Owner Trust 2003-B, Class A3, 1.82%, 7/16/2007	822,765
5,000,000		DaimlerChrysler Master Owner Trust 2002-A, Class A, 3.01375%, 5/15/2007	5,002,850
980,693	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	980,509
481,319		Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011	466,547
1,000,000		Honda Auto Receivables Owner Trust 2003-4, Class A3, 2.19%, 5/15/2007	992,690
1,000,000		Household Automotive Trust 2004-1, Class A3, 3.30%, 5/18/2009	992,330
3,500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	3,510,325
157,323		MMCA Automobile Trust 2001-2, Class B, 5.75%, 6/15/2007	157,931
843,173		Morgan Stanley Auto Loan Trust 2004-HB2, Class D, 3.82%, 3/15/2012	842,524
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Auto Receivables--continued
$324,479		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	$325,628
1,000,000		Navistar Financial Corp. Owner Trust 2004-A, Class A3, 2.01%, 8/15/2008	983,970
2,000,000		Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012	1,978,280
1,000,000		Nissan Auto Receivables Owner Trust 2004-A, Class A3, 2.01%, 11/15/2007	985,350
2,000,000		Nissan Auto Receivables Owner Trust 2004-C, Class A3, 2.85%, 10/15/2007	1,981,200
1,676,489		Onyx Acceptance Auto Owner Trust 2004-C, Class A2, 2.39%, 9/15/2007	1,670,940
311	[2]	Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2005	311
1,417	[2]	Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	1,419
223,295		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	224,648
2,000,000		WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009	2,010,100
4,750,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	4,715,375
		TOTAL	45,770,524
		Credit Card--4.4%
4,500,000		Bank One Issuance Trust 2002-A4, Class A4, 2.94%, 6/16/2008	4,494,825
1,755,000		Bank One Issuance Trust 2002-B1, Class B1, 3.33375%, 12/15/2009	1,764,126
3,000,000		Capital One Multi Asset Execution Trust 2003-A6, Class A6, 2.95%, 8/17/2009	2,966,370
3,000,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 3.79063%, 10/15/2007	3,004,740
1,000,000		Citibank Credit Card Issuance Trust 2002-C1, Class C1, 3.76%, 2/9/2009	1,007,510
2,500,000		MBNA Master Credit Card Trust 2000-D, Class B, 3.38375%, 9/15/2009	2,514,450
		TOTAL	15,752,021
		Equipment Lease--0.6%
1,000,000		CIT Equipment Collateral 2004-VT1, Class A3, 2.20%, 3/20/2008	986,825
1,323,844		Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011	1,310,606
		TOTAL	2,297,431
		Home Equity Loan--8.9%
331,393	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	334,707
121,271		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 3.54%, 2/25/2033	121,346
966,276	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-I-1, 7.52%, 5/25/2029	989,608
387,165	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 3.77%, 5/25/2029	374,764
469,728	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 3.87%, 5/25/2029	445,804
327,995	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 4.47%, 5/25/2029	301,362
382,130	[2]	Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 4.77%, 5/25/2029	321,001
724,351	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	695,239
3,000,000	[2]	Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	2,977,500
1,757	[2]	Chase Funding Net Interest Margin 2003-4A, Class NOTE, 5.00%, 1/27/2035	1,757
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$169,238	[2]	Chase Funding Net Interest Margin Trust, Class NOTE, 3.75%, 3/27/2035	$168,965
110,391		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	110,680
74,801		ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 3.43375%, 1/15/2028	74,917
3,554,243		Fifth Third Home Equity Loan Trust 2003-1, Class A, 3.24%, 9/20/2023	3,561,092
1,357,195		First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 3.37%, 3/25/2034	1,360,164
257,889		First Franklin Mortgage Loan Asset Backed Certificates 2004-FF1, Class A2, 3.26%, 11/25/2034	258,090
94,471	[2]	First Franklin Nim Trust 2004-FF1, Class N1, 4.50%, 11/25/2034	94,321
1,097,420	[2]	First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	1,094,367
1,536,953	[2]	First Franklin Nim Trust 2004-FF7, Class B, 6.75%, 9/27/2034	1,527,269
189,601	[2]	First Franklin Nim Trust 2004-FFA, Class A, 5.00%, 3/27/2024	189,542
2,717,532		Green Tree Home Improvement Loan Trust 1996-F, Class HIB2, 7.70%, 11/15/2027	2,381,047
2,481,015		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,595,863
739,831	[2]	Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	737,325
1,250,000	[2]	Long Beach Asset Holdings Corp. 2005-2, Class N1, 4.15%, 4/25/2035	1,245,875
633,366		Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015	636,482
328,248	[2]	NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	78,780
351,765		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	351,723
1,160,164		Quest Trust 2004 - X1, Class A, 3.35%, 3/25/2034	1,162,879
3,054,769		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	3,045,223
2,104,924		Residential Asset Securities Corp. 1999-KS3, Class AI7, 7.505%, 10/25/2030	2,140,328
1,750,000	[2]	SB Finance Nim Trust, Class N5, 4.604%, 10/25/2034	1,747,270
1,900,880		Saxon Asset Securities Trust 2005-1, Class A1, 3.25%, 5/25/2035	1,904,397
81,936	[2]	Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	82,269
		TOTAL	32,111,956
		Manufactured Housing--0.8%
1,784,610		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,866,951
1,000,000		Vanderbilt Mortgage Finance 1999-A, Class 2B2, 5.49%, 6/7/2016	1,060,396
		TOTAL	2,927,347
		Other--1.1%
2,000,000		Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 3.31%, 12/17/2007	2,004,440
2,000,000		Mellon Bank Premium Finance Loan Master Trust 2004-1, Class C, 3.78%, 6/15/2009	2,002,640
		TOTAL	4,007,080
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Rate Reduction Bond--1.6%
$2,336,966		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1 1997-1, Class A6, 6.38%, 9/25/2008	$2,387,234
1,469,825		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,500,735
2,000,000		PG&E Energy Recovery Funding LLC, Class A2, 3.87%, 6/25/2011	1,986,200
		TOTAL	5,874,169
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $110,796,271)	108,740,528
		COLLATERALIZED MORTGAGE OBLIGATIONS--8.7%
		Commercial Mortgage--0.1%
6,499,534		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 0.99%, 4/18/2029	222,211
		Federal Home Loan Mortgage Corporation--2.3%
3,299,184		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 3.30375%, 2/15/2018	3,322,548
770,570		Federal Home Loan Mortgage Corp. REMIC SF1 A3, 2.00%, 12/15/2008	767,154
1,388,161		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H010, Class A1, 1.582%, 9/15/2008	1,371,003
1,460,222		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H009, Class A2, 1.876%, 3/15/2008	1,433,040
1,523,459		Federal Home Loan Mortgage Corp. Structured Pass Through Securities H008, Class A3, 2.29%, 6/15/2007	1,516,619
		TOTAL	8,410,364
		Federal National Mortgage Association--0.5%
85,186		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	87,627
610,206		Federal National Mortgage Association REMIC 2002-22 PE, 6.50%, 11/25/2030	612,823
1,000,000		Federal National Mortgage Association REMIC 2003-99 TD, 5.00%, 1/25/2024	999,890
		TOTAL	1,700,340
		Non-Agency Mortgage--5.8%
427,220	[2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.712%, 2/3/2029	392,778
2,128,235		Citigroup Mortgage Loan Trust 2003-UP3 A1, Class A1, 7.00%, 9/25/2033	2,205,738
1,422,979	[2]	Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 4.156%, 2/1/2017	1,419,422
602,188	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.2158771%, 7/1/2019	602,002
2,000,000		GMAC Mortgage Corp. Loan Trust 2003-GH1, Class A4, 4.59%, 4/25/2026	2,000,660
1,000,000		Harwood Street Funding I LLC 2004-1, Class CTFS, 4.85%, 9/20/2009	996,880
1,975,672		Impac CMB Trust 2002-7, Class A, 3.45%, 11/25/2032	1,976,835
1,258,000	[2]	Mellon Residential Funding Corp. 1999-TBC1, Class B4, 4.213%, 1/25/2029	1,279,625
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Mortgage--continued
$1,500,000		Permanent Financing (No. 7) PLC, Class 1C, 3.332%, 6/10/2042	$1,500,000
80,325		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	80,325
12,165	[2]	Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	9,592
72,057	[2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.36%, 1/28/2027	56,813
2,115,791		Washington Mutual 2003-AR9, Class A2A, 2.341%, 9/25/2033	2,112,539
1,438,469		Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018	1,440,249
2,393,369		Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018	2,400,287
2,720,555		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.399%, 7/25/2034	2,700,624
		TOTAL	21,174,369
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,445,067)	31,507,284
		CORPORATE BONDS--33.2%
		Basic Industry - Chemicals--0.6%
2,200,000		Praxair, Inc., 2.75%, 6/15/2008	2,113,958
		Basic Industry - Paper--0.3%
1,000,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,132,476
		Capital Goods - Aerospace & Defense--0.4%
525,000		Boeing Capital Corp., 5.65%, 5/15/2006	535,106
800,000		General Dynamics Corp., 2.125%, 5/15/2006	787,128
		TOTAL	1,322,234
		Capital Goods - Diversified Manufacturing--0.5%
2,000,000	[2,3]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,006,958
		Communications - Media & Cable--0.9%
1,250,000		Comcast Corp., 6.375%, 1/30/2006	1,274,088
600,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	611,598
1,500,000	[2,3]	Cox Communications, Inc., 3.55%, 12/14/2007	1,509,905
		TOTAL	3,395,591
		Communications - Media Noncable--0.8%
400,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	418,300
2,300,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	2,361,111
		TOTAL	2,779,411
		Communications - Telecom Wireless--0.8%
400,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	410,768
2,500,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	2,551,925
		TOTAL	2,962,693
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--1.8%
$2,000,000		Alltel Corp., Note, 4.656%, 5/17/2007	$2,017,966
2,000,000		BellSouth Corp., 2.919%, 11/15/2007	2,001,260
2,250,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	2,289,555
400,000		Telefonos de Mexico, 8.25%, 1/26/2006	412,852
		TOTAL	6,721,633
		Consumer Cyclical - Automotive--3.1%
400,000	[2,3]	American Honda Finance Corp., 3.85%, 11/6/2008	395,512
500,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	502,635
1,500,000		DaimlerChrysler North America Holding Corp., Floating Rate Note, 3.20%, 3/7/2007	1,489,335
500,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	505,849
1,000,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	978,323
2,500,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	2,518,928
1,250,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,207,238
1,500,000	[2,3]	Nissan Motor Acceptance Corp, 4.625%, 3/8/2010	1,490,295
2,000,000	[2,3]	VW Credit, Inc., 3.40%, 7/21/2005	2,004,940
		TOTAL	11,093,055
		Consumer Cyclical - Entertainment--0.8%
2,000,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	2,001,020
1,000,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	1,003,720
		TOTAL	3,004,740
		Consumer Cyclical - Retailers--1.6%
2,400,000		CVS Corp., 5.625%, 3/15/2006	2,440,080
1,900,000		Target Corp., 3.375%, 3/1/2008	1,861,658
1,500,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	1,502,175
		TOTAL	5,803,913
		Consumer Non-Cyclical Food/Beverage--2.1%
2,500,000		Diageo Capital PLC, 3.375%, 3/20/2008	2,444,025
2,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,984,960
3,000,000		Kellogg Co., Note, 6.00%, 4/1/2006	3,058,950
		TOTAL	7,487,935
		Consumer Non-Cyclical Health Care--0.1%
400,000		UnitedHealth Group, Inc., 3.30%, 1/30/2008	390,388
		Consumer Non-Cyclical Pharmaceuticals--0.4%
1,444,000		Lilly (Eli) & Co., Note, 2.90%, 3/15/2008	1,396,146
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Products--0.9%
$1,500,000		Gillette Co., 2.875%, 3/15/2008	$1,452,045
2,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	1,958,820
		TOTAL	3,410,865
		Consumer Non-Cyclical Supermarkets--0.9%
1,750,000		Kroger Co., Sr. Note, 6.375%, 3/1/2008	1,838,918
1,375,000		Safeway Inc., 6.15%, 3/1/2006	1,399,544
		TOTAL	3,238,462
		Energy - Independent--0.3%
997,200	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	966,317
		Energy - Integrated--1.4%
1,500,000		BP Capital Markets PLC, 2.75%, 12/29/2006	1,472,265
2,650,000		ChevronTexaco Corp., 5.70%, 12/1/2008	2,681,774
750,000		Conoco, Inc., 5.45%, 10/15/2006	766,013
		TOTAL	4,920,052
		Energy - Refining--0.6%
2,000,000		Valero Energy Corp., 7.375%, 3/15/2006	2,057,920
		Financial Institution - Banking--2.8%
1,250,000		Citigroup Global Markets Holdings, Inc., Note, 5.875%, 3/15/2006	1,273,338
1,500,000		Household Finance Corp., Note, 6.50%, 1/24/2006	1,530,450
900,000		Mellon Funding Corp., 7.50%, 6/15/2005	904,545
2,400,000		PNC Funding Corp., 5.75%, 8/1/2006	2,455,320
400,000		U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007	409,128
2,500,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	2,543,200
1,000,000		Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005	1,012,740
		TOTAL	10,128,721
		Financial Institution - Brokerage--0.9%
400,000		Franklin Resources, Inc., 3.70%, 4/15/2008	393,212
1,950,000	[2,3]	Goldman Sachs Group LP, 6.75%, 2/15/2006	1,995,318
1,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	1,020,930
		TOTAL	3,409,460
		Financial Institution - Finance Noncaptive--2.5%
2,150,000		American Express Co., 3.75%, 11/20/2007	2,131,510
2,350,000		Capital One Bank, Sr. Note, 8.25%, 6/15/2005	2,362,526
3,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	3,555,020
1,000,000		HSB Capital I, Company Guarantee, 4.05%, 7/15/2027	1,001,530
		TOTAL	9,050,586
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--0.3%
$1,000,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	$1,057,040
		Financial Institution - Insurance - P&C--0.7%
2,700,000	[2,3]	Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005	2,738,961
		Financial Institution - REITs--1.1%
1,400,000		Archstone-Smith Trust, 3.00%, 6/15/2008	1,343,342
400,000		EOP Operating LP, 8.375%, 3/15/2006	415,152
2,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,355,840
		TOTAL	4,114,334
		Foreign-Local-Govt.--0.9%
1,500,000		Ontario, Province of, 2.35%, 6/30/2006	1,479,150
1,700,000		Quebec, Province of, 5.50%, 4/11/2006	1,729,257
		TOTAL	3,208,407
		Technology--1.8%
1,975,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	2,100,116
1,750,000		First Data Corp., 3.375%, 8/1/2008	1,703,730
1,350,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	1,356,453
1,500,000		IBM Corp., 4.125%, 6/30/2005	1,502,880
		TOTAL	6,663,179
		Transportation - Airlines--0.3%
1,000,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	1,027,170
		Transportation - Railroads--0.4%
1,500,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	1,604,655
		Transportation - Services--0.7%
1,435,000		FedEx Corp., Note, 2.65%, 4/1/2007	1,394,504
1,000,000		Hertz Corp., 4.70%, 10/2/2006	984,721
		TOTAL	2,379,225
		Utility - Electric--2.5%
1,500,000		Alabama Power Co., 2.65%, 2/15/2006	1,488,285
2,000,000		Dominion Resources, Inc., 5.125%, 12/15/2009	2,049,440
2,000,000		FPL Group, Inc., 3.25%, 4/11/2006	1,990,560
1,500,000		PSEG Power LLC, 6.875%, 4/15/2006	1,539,180
2,000,000		Pacific Gas & Electric Co., Unsecd. Note, 3.60%, 3/1/2009	1,949,300
		TOTAL	9,016,765
		TOTAL CORPORATE BONDS (IDENTIFIED COST $122,026,965)	120,603,250
Principal Amount or Shares			Value
		GOVERNMENT AGENCIES--5.5%
		Agency--3.7%
$11,000,000		Federal Home Loan Bank System, Bond, 2.50%, 4/11/2006	$10,885,160
2,500,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,632,000
		TOTAL	13,517,160
		Federal National Mortgage Association--1.8%
6,500,000		Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006	6,418,490
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $19,893,985)	19,935,650
		MORTGAGE-BACKED SECURITIES--0.5%
		Federal National Mortgage Association--0.2%
193,500		Federal National Mortgage Association, Pool 704530, 6.50%, 5/1/2033	201,391
361,289		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	376,022
		TOTAL	577,413
		Government National Mortgage Association--0.3%
165,507		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	177,991
73,607		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	80,286
822,396		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	904,582
		TOTAL	1,162,859
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,750,666)	1,740,272
		U.S. TREASURY--9.0%
1,000,000		United States Treasury Note, 2.00%, 5/15/2006	985,780
1,000,000		United States Treasury Note, 2.625%, 11/15/2006	986,090
2,000,000		United States Treasury Note, 3.00%, 2/15/2008	1,961,880
5,500,000	[4]	United States Treasury Note, 3.25%, 8/15/2007	5,450,995
4,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	3,936,880
3,000,000	[4]	United States Treasury Note, 3.50%, 11/15/2006	2,998,140
500,000		United States Treasury Note, 5.625%, 5/15/2008	526,875
14,500,000	[4]	United States Treasury Note, 5.75%, 11/15/2005	14,693,720
935,000		United States Treasury Note, 6.625%, 5/15/2007	989,641
		TOTAL U.S. TREASURY (IDENTIFIED COST $32,679,959)	32,530,001
		MUTUAL FUNDS--8.3% [5]
2,065,721		Federated Mortgage Core Portfolio	20,863,779
1,405,877		The High Yield Bond Portfolio	9,419,373
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $31,588,648)	30,283,152
Principal Amount			Value
		REPURCHASE AGREEMENTS--8.1%
$1,545,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.97%, dated 4/29/2005 to be repurchased at $1,545,382 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448	$1,545,000
28,097,000		Interest in $1,500,000,000 joint repurchase agreement with Bear Stearns and Co., Inc. 2.97%, dated 4/29/2005, to be repurchased at $28,110,908 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 1/25/2042, collateral market value $1,545,000,305 (held as collateral for securities lending)	28,097,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	29,642,000
		TOTAL INVESTMENTS--107.0% (IDENTIFIED COST $393,271,199) [6]	388,445,158
		OTHER ASSETS AND LIABILITIES - NET--(7.0)%	(25,529,319)
		TOTAL NET ASSETS--100%	$362,915,839

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2005, these securities amounted to $32,465,640 which represents 8.9% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At April 30, 2005, these securities amounted to $14,650,151 which represents 4.0% of total net assets.

4 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $393,282,140.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable-Rate Mortgage
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IO	--Interest Only
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005

Assets:
Total investments in securities, at value, including $30,283,152 of investments in affiliated issuers (Note 5) and $27,079,735 of securities loaned (identified cost $393,271,199)		$388,445,158
Cash		13,976
Income receivable		3,909,805
Receivable for shares sold		73,000
TOTAL ASSETS		392,441,939
Liabilities:
Payable for shares redeemed	$943,775
Income distribution payable	308,815
Payable for distribution services fee (Note 5)	45,826
Payable for shareholder services fee (Note 5)	47,474
Payable for collateral due to broker	28,097,000
Accrued expenses	83,210
TOTAL LIABILITIES		29,526,100
Net assets for 43,238,898 shares outstanding		362,915,839
Net Assets Consist of:
Paid-in capital		414,192,677
Net unrealized depreciation of investments		(4,826,041)
Accumulated net realized loss on investments		(46,442,385)
Distributions in excess of net investment income		(8,412)
TOTAL NET ASSETS		362,915,839
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($156,173,021 ÷ 18,607,125 shares outstanding), no par value, unlimited shares authorized		$8.39
Institutional Service Shares:
Net asset value per share ($27,708,028 ÷ 3,301,161 shares outstanding), no par value, unlimited shares authorized		$8.39
Class Y Shares:
Net asset value per share ($72,983,995 ÷ 8,695,324 shares outstanding), no par value, unlimited shares authorized		$8.39
Class A Shares:
Net asset value per share ($106,050,795 ÷ 12,635,288 shares outstanding), no par value, unlimited shares authorized		$8.39
Offering price per share (100/99.00 of $8.39) [1]		$8.47
Redemption proceeds per share		$8.39

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2005

Investment Income:
Interest (including income on securities loaned of $20,154)			$10,451,850
Dividends (received from affiliated issuers) (Note 5)			1,671,785
TOTAL INCOME			12,123,635
Expenses:
Investment adviser fee (Note 5)		$1,322,263
Administrative personnel and services fee (Note 5)		275,555
Custodian fees		25,255
Transfer and dividend disbursing agent fees and expenses (Note 5)		135,890
Directors'/Trustees' fees		2,085
Auditing fees		16,389
Legal fees		6,717
Portfolio accounting fees		106,651
Distribution services fee--Institutional Service Shares (Note 5)		48,078
Distribution services fee--Class A Shares (Note 5)		402,274
Shareholder services fee--Institutional Shares (Note 5)		422,015
Shareholder services fee--Institutional Service Shares (Note 5)		69,515
Shareholder services fee--Class A Shares (Note 5)		199,954
Share registration costs		88,958
Printing and postage		64,758
Insurance premiums		16,957
Miscellaneous		4,035
TOTAL EXPENSES		3,207,349
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(726,805)
Waiver of administrative personnel and services fee	(21,854)
Waiver of transfer and dividend disbursing agent fees and expenses	(5,568)
Waiver of distribution services fee--Institutional Service Shares	(25,832)
Waiver of distribution services fee--Class A Shares	(8,045)
Waiver of shareholder services fee--Institutional Shares	(189,963)
TOTAL WAIVERS AND REIMBURSEMENT		(978,067)
Net expenses			2,229,282
Net investment income			9,894,353
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including realized gain of $346,810 on sales of investments in affiliated issuers) (Note 5)			(1,894,246)
Net change in unrealized depreciation of investments			(2,068,043)
Net realized and unrealized loss on investments			(3,962,289)
Change in net assets resulting from operations			$5,932,064

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,894,353	$7,119,974
Net realized loss on investments	(1,894,246)	(3,526,408)
Net change in unrealized appreciation/depreciation of investments	(2,068,043)	694,839
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,932,064	4,288,405
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,295,495)	(6,015,697)
Institutional Service Shares	(823,791)	(764,702)
Class Y Shares	(1,671,572)	--
Class A Shares	(2,148,722)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,939,580)	(6,780,399)
Share Transactions:
Proceeds from sale of shares	85,686,646	90,730,092
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Duration Fund	90,324,296	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	147,677,479	--
Net asset value of shares issued to shareholders in payment of distributions declared	6,571,325	4,029,497
Cost of shares redeemed	(167,803,749)	(159,058,390)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	162,455,997	(64,298,801)
Change in net assets	158,448,481	(66,790,795)
Net Assets:
Beginning of period	204,467,358	271,258,153
End of period (including undistributed (distributions in excess of) net investment income of $(8,412) and $36,815, respectively)	$362,915,839	$204,467,358

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class Y Shares, and Class A Shares. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to seek to provide current income.

Effective August 26, 2004, the Fund began offering Class Y and Class A Shares.

On August 27, 2004, the Fund received tax-free transfers of assets from Federated Limited Duration Fund and Federated Limited Term Fund, as follows:

	Shares of the Fund Issued	Federated Limited Duration Fund Net Assets Received	Federated Limited Term Fund Net Assets Received	Federated Limited Duration Fund Unrealized Appreciation (Depreciation) [1]	Federated Limited Term Fund Unrealized Depreciation [1]
Institutional Shares	--	$ --	$ --	$ --	$ --
Institutional Service Shares	2,533,521	14,360,843	7,124,428	(246,259)	(2,246,807)
Class Y Shares	8,957,582	75,963,453	--	489,570	--
Class A Shares	16,573,793	--	140,553,051	--	(18,614)
TOTAL	28,064,896	$90,324,296	$147,677,479	$243,311	$(2,265,421)

	Net Assets of the Fund Prior to Combination	Net Asset of Federated Limited Duration Fund Prior to Combination	Net Assets of Federated Limited Term Fund Prior to Combination	Net Assets of the Fund Immediately After Combination
Institutional Shares	$178,205,784	$ --	$ --	$ 178,205,784
Institutional Service Shares	17,150,345	14,360,843	7,124,428	38,635,616
Class Y Shares	100	75,963,453	--	75,963,553
Class A Shares	100	--	140,553,051	140,553,151
TOTAL	$195,356,329	$90,324,296	$147,677,479	$433,358,104

1 Unrealized Appreciation (Depreciation) is included in the Federated Limited Duration Fund and Federated Limited Term Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities, including repurchase agreements, or an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$27,079,735	$28,097,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2005, is as follows:

Security	Acquisition Date	Acquisition Cost
Bayview Financial Acquisition Trust 1998-1, Class M-I-1, 7.52%, 5/25/2029	12/8/1998	$ 964,162
Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 3.77%, 5/25/2029	3/12/1999	365,871
Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 3.87%, 5/25/2029	5/14/1998	469,728
Bayview Financial Acquisition Trust 1998-1, Class M-II-3, 4.47%, 5/25/2029	5/14/1998	327,995
Bayview Financial Acquisition Trust 1998-1, Class M-II-4, 4.77%, 5/25/2029	6/2/1998	382,130
Bayview Financial Acquisition Trust 1998-1, Class MI3, 8.21%, 5/25/2029	5/14/1998	724,011
C-BASS ABS LLC Series 1999-3, Class B1, 6.712%, 2/3/2029	7/9/1999	349,720
Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.727%, 3/25/2020	11/20/2003	2,999,952
Chase Funding Net Interest Margin 2003-4A, Class NOTE, 5.00%, 1/27/2035	12/10/2003	1,754
Chase Funding Net Interest Margin Trust, Class NOTE, 3.75%, 3/27/2035	2/24/2004	168,984
Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 4.156%, 2/1/2017	2/25/1997	1,428,760
First Franklin Nim Trust 2004-FF1, Class N1, 4.50%, 11/25/2034	3/31/2004	94,216
First Franklin Nim Trust 2004-FF7, Class A, 5.00%, 9/27/2034	9/9/2004	1,099,864
First Franklin Nim Trust 2004-FF7, Class B, 6.75%, 9/27/2034	3/28/2005	1,506,214
First Franklin Nim Trust 2004-FFA, Class A, 5.00%, 3/27/2024	3/11/2004	189,364
First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002	981,396
Greenwich Capital Acceptance 1991-4, Class B1A, 6.2158771%, 7/1/2019	1/7/1993	606,140
Long Beach Asset Holdings Corp. 2004-5, Class A, 5.00%, 9/25/2034	9/15/2004	741,438
Long Beach Asset Holdings Corp. 2005-2, Class N1, 4.15%, 4/25/2035	4/13/2005	1,246,143
Mellon Residential Funding Corp. 1999-TBC1, Class B4, 4.213%, 1/25/2029	3/12/1999	1,041,154
NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029	2/23/1999	326,662
Paragon Auto Receivables Owner Trust 1998-A, Class B, 7.47%, 11/15/2005	9/9/1998	311
Paragon Auto Receivables Owner Trust 1999-A, Class A, 5.95%, 11/15/2005	3/24/1999	1,416
Resecuritization Mortgage Trust 1998-A, Class B3, 8.45%, 10/26/2023	2/12/1999	11,720
Saxon Net Interest Margin Trust, Class A, 6.656%, 8/26/2033	1/7/2005	82,397
SB Finance Nim Trust, Class N5, 4.604%, 10/25/2034	9/14/2004	1,750,000
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.36%, 1/28/2027	2/4/1998 - 2/5/1998	65,910

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended April 30	2005		2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,689,212	$48,089,721	8,874,897	$75,682,625
Shares issued to shareholders in payment of distributions declared	407,712	3,442,099	416,516	3,546,120
Shares redeemed	(9,360,489)	(79,034,027)	(15,031,230)	(128,088,314)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,263,565)	$(27,502,207)	(5,739,817)	$(48,859,569)

Year Ended April 30	2005		2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	885,847	$7,492,940	1,763,661	$15,047,467
Shares issued in connection with the tax- free transfer of assets from Federated Limited Duration Fund	1,693,424	14,360,843	--	--
Shares issued in connection with the tax- free transfer of assets from Federated Limited Term Fund	840,097	7,124,428	--	--
Shares issued to shareholders in payment of distributions declared	54,362	458,663	56,754	483,377
Shares redeemed	(2,429,863)	(20,526,982)	(3,635,282)	(30,970,076)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,043,867	$8,909,892	(1,814,867)	$(15,439,232)

	Period Ended 4/30/2005 [1]		Year Ended 4/30/2004
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	2,778,376	$23,473,216	--	--
Shares issued in connection with the tax- free transfer of assets from Federated Limited Duration Fund	8,957,582	75,963,453	--	--
Shares issued to shareholders in payment of distributions declared	110,747	933,545	--	--
Shares redeemed	(3,151,381)	(26,600,800)	--	--
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	8,695,324	$73,769,414	--	--
	Period Ended 4/30/2005 [1]		Year Ended 4/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	782,848	$6,630,769	--	--
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Fund	16,573,793	140,553,051	--	--
Shares issued to shareholders in payment of distributions declared	205,931	1,737,018	--	--
Shares redeemed	(4,927,284)	(41,641,940)	--	--
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	12,635,288	$107,278,898	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	19,110,914	$162,455,997	(7,554,684)	$(64,298,801)

1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for the expiration of capital loss carryforwards and wash sales and capital loss carryforwards from merged funds, and the reversal of prior-year discount accretion/premium amortization on debt securities.

For the year ended April 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Loss
$33,697,906	$(33,697,906)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$9,939,580	$6,780,399

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$300,403
Net unrealized depreciation	$(4,836,982)
Capital loss carryforward	$46,041,065

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At April 30, 2005, the cost of investments for federal tax purposes was $393,282,140. The net unrealized depreciation of investments for federal tax purposes was $4,836,982. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $884,899 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,721,881.

At April 30, 2005, the Fund had a capital loss carryforward of $46,041,065 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$ 958,197
2007	$ 3,252,096
2008	$ 2,666,760
2009	$ 2,231,597
2010	$ 8,377,387
2011	$11,049,933
2012	$12,265,550
2013	$ 5,239,545

As a result of the tax-free transfer of assets from Federated Limited Duration Fund and Federated Limited Term Fund, certain capital loss carryforwards listed above may be limited.

Capital loss carryforwards of $1,566,031 expired during the year ended April 30, 2005.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2005, for federal income tax purposes, post October losses of $390,379 were deferred to May 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$663,143
Prime Value Obligations Fund	$36,761
High Yield Bond Portfolio	$971,881

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.15%
Class A Shares	0.50%

Effective August 30, 2004, the maximum distribution (12b-1) fee for the Institutional Service Shares was reduced from 0.25% to 0.15% of average daily net assets. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the year ended April 30, 2005, FSC retained $236,930 paid by the Fund.

Sales Charges

For the year ended April 30, 2005, FSC, the principal distributor, retained $724 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the year ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company, through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $12,994, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended April 30, 2005, were as follows:

Purchases	$82,344,317
Sales	$93,026,080

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended April 30, 2005, 0.04% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended April 30, 2005, 0.04% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, including the portfolio of investments, as of April 30, 2005 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 8, 2005

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Trust comprised five portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1986	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski has been the Fund's Portfolio Manager since 1990. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C308
Cusip 31420C209
Cusip 31420C787

28528 (6/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $109,986

                  Fiscal year ended 2004 - $70,799

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $9,900

                  Fiscal year ended 2004 - $6,756

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $167,489 and
      $111,644 respectively.  Fiscal year ended 2005 - Transfer Agent Service
      Auditors report, Sarbanes Oxley sec. 302 procedures, and fees for review of N-14 merger documents. Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions, transfer
      Agent Service Auditors report, Sarbanes Oxley sec. 302 procedures, and fees for review of N-14 merger documents.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,089 and
      $175,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $32,330 and
      $146,115 respectively.  Fiscal year ended 2005 - Discussions with auditor related to market timing and late trading activities and executive compensation analysis.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies and executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by
                  the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management
                  and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant to its
                  accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant  at the time of the engagement to be
                  non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such
                  approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $203,698

            Fiscal year ended 2004 - $890,467

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/Richard J. Thomas, Principal Financial Officer

Date        June 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/J. Christopher Donahue, Principal Executive Officer

Date        June 22, 2005

By          /S/Richard J. Thomas, Principal Financial Officer

Date        June 22, 2005